The Argentine Economic Context - Additional Information (Detail) $ in Thousands, $ in Millions		1 Months Ended	12 Months Ended
	Aug. 31, 2020 USD ($)	Sep. 30, 2020	Dec. 31, 2020 ARS ($)	Dec. 31, 2019 ARS ($)
Statement [line items]
Borrowings			$ 6,440,840	$ 12,537,853
INDEC [member]
Statement [line items]
Percentage of increase decrease in inflation rate			36.10%
INDEC [member] | COVID -19 [Member]
Statement [line items]
Percentage of increase decrease in unemployment rate		13.00%
Sovereign Debt [member]
Statement [line items]
Descrption of extension of first principal and interest payments	as a positive aspect that made it possible to extend the first interest and principal payments until 2024
Borrowings payments extension result in savings of amount	$ 38,000
Sovereign Debt [member] | Foreign Private Creditors [member]
Statement [line items]
Borrowings	$ 63,500
World GDP [member] | COVID -19 [Member]
Statement [line items]
Percentage of reduction of revenues resulting to estimated fall of major tax imbalance			4.00%
Argentina [member] | Argentine Economy [member] | COVID -19 [Member]
Statement [line items]
Percentage of reduction of revenues resulting to estimated fall of major tax imbalance			10.00%
Annual subsidized rate			24.00%
Percent of credit line for small taxpayers and self-employed workers			0.00%
Bottom of Range [member] | Sovereign Debt [member] | Foreign Private Creditors [member]
Statement [line items]
Borrowings, maturity	2029
Top of range [member] | Sovereign Debt [member] | Foreign Private Creditors [member]
Statement [line items]
Borrowings, maturity	2046